Securities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) security	Dec. 31, 2018 USD ($)
Securities [Abstract]
Debt securities in unrealized loss position in the less than twelve months category | security	33
Debt securities in unrealized loss position in the twelve months or more category | security	57
Impairment of investments	$ 0
Available-for-sale Securities Pledged as Collateral	157,233,000	$ 193,918,000
Gross realized gains	254,000	213,000
Gross realized losses	$ 0	$ 0